Note 13 - Other Operating Income and Expense (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Other Operating Income (Expense) [Member]
Pension and Other Postretirement Benefits Cost (Reversal of Cost), Total	$ 1.2
Gain (Loss) on Disposition of Property Plant Equipment, Total		$ 1.2
Other Operating Income (Expense) [Member] | Midwest Plant [Member]
Gain (Loss) On Sale of Plant		3.3
Other Operating Income (Expense) [Member] | Northwest Plant [Member]
Gain (Loss) On Sale of Plant		$ 8.2
Closing of Midwest and Northwest Plants [Member] | Employee Severance [Member]
Restructuring Costs, Total	0.2
Prepared Foods Business [Member]
Gain (Loss) on Disposition of Business	34.8
Disposal of Equipment from Sold Northwest Plan [Member]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	(0.8)
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	(0.4)
Disposal of Equipment Previously Held for Sale [Member]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ (3.2)